Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Software Development Costs (Details Narrative)
Amortization expense	$ 16,000	$ 10,000	$ 26,000	$ 20,000	$ 37,000	$ 57,000